Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.49%
[1]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 30,457,575,497
Holdings Count | $ / shares	3,017
Advisory Fees Paid, Amount	$ 59,905,363
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,457,575,497
Number of Holdings	3,017
Total Advisory Fees Paid	$59,905,363
Portfolio Turnover	9%
Effective Duration	5.48 years
Weighted Average Life	5.67 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	12.2
Agency	41.4
AAA	12.9
AA	2.2
A	5.0
BBB	4.7
BB	0.7
B and Below	6.8
Not Rated	9.7
Other	4.4

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	49.1
Non-Agency Residential Collateralized Mortgage Obligations	24.0
Non-Agency Commercial Mortgage Backed Obligations	7.7
Asset Backed Obligations	5.8
Collateralized Loan Obligations	4.4
US Government and Agency Obligations	4.3
Money Market Funds	4.2
Futures Contracts	0.1
Cash & Other	0.4
[2]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$38	0.74%
[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 30,457,575,497
Holdings Count | $ / shares	3,017
Advisory Fees Paid, Amount	$ 59,905,363
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,457,575,497
Number of Holdings	3,017
Total Advisory Fees Paid	$59,905,363
Portfolio Turnover	9%
Effective Duration	5.48 years
Weighted Average Life	5.67 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	12.2
Agency	41.4
AAA	12.9
AA	2.2
A	5.0
BBB	4.7
BB	0.7
B and Below	6.8
Not Rated	9.7
Other	4.4

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	49.1
Non-Agency Residential Collateralized Mortgage Obligations	24.0
Non-Agency Commercial Mortgage Backed Obligations	7.7
Asset Backed Obligations	5.8
Collateralized Loan Obligations	4.4
US Government and Agency Obligations	4.3
Money Market Funds	4.2
Futures Contracts	0.1
Cash & Other	0.4
[4]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class R6
Trading Symbol	DDTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$22	0.43%
[5]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 30,457,575,497
Holdings Count | $ / shares	3,017
Advisory Fees Paid, Amount	$ 59,905,363
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,457,575,497
Number of Holdings	3,017
Total Advisory Fees Paid	$59,905,363
Portfolio Turnover	9%
Effective Duration	5.48 years
Weighted Average Life	5.67 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	12.2
Agency	41.4
AAA	12.9
AA	2.2
A	5.0
BBB	4.7
BB	0.7
B and Below	6.8
Not Rated	9.7
Other	4.4

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	49.1
Non-Agency Residential Collateralized Mortgage Obligations	24.0
Non-Agency Commercial Mortgage Backed Obligations	7.7
Asset Backed Obligations	5.8
Collateralized Loan Obligations	4.4
US Government and Agency Obligations	4.3
Money Market Funds	4.2
Futures Contracts	0.1
Cash & Other	0.4
[6]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.46%
[7]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 6,683,225,186
Holdings Count | $ / shares	1,625
Advisory Fees Paid, Amount	$ 11,787,837
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,683,225,186
Number of Holdings	1,625
Total Advisory Fees Paid	$11,787,837
Portfolio Turnover	21%
Effective Duration	5.51 years
Weighted Average Life	6.30 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.1
Agency	20.2
AAA	6.3
AA	3.7
A	8.3
BBB	17.5
BB	5.1
B and Below	7.7
Not Rated	3.0
Other	3.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.3
US Government and Agency Obligations	19.6
US Corporate Bonds	15.3
Non-Agency Residential Collateralized Mortgage Obligations	10.4
Affiliated Mutual Funds	7.9
Foreign Corporate Bonds	5.4
Non-Agency Commercial Mortgage Backed Obligations	4.9
Money Market Funds	3.2
Asset Backed Obligations	3.1
Cash & Other	7.9
[8]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class N
Trading Symbol	DLFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$36	0.71%
[9]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 6,683,225,186
Holdings Count | $ / shares	1,625
Advisory Fees Paid, Amount	$ 11,787,837
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,683,225,186
Number of Holdings	1,625
Total Advisory Fees Paid	$11,787,837
Portfolio Turnover	21%
Effective Duration	5.51 years
Weighted Average Life	6.30 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.1
Agency	20.2
AAA	6.3
AA	3.7
A	8.3
BBB	17.5
BB	5.1
B and Below	7.7
Not Rated	3.0
Other	3.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.3
US Government and Agency Obligations	19.6
US Corporate Bonds	15.3
Non-Agency Residential Collateralized Mortgage Obligations	10.4
Affiliated Mutual Funds	7.9
Foreign Corporate Bonds	5.4
Non-Agency Commercial Mortgage Backed Obligations	4.9
Money Market Funds	3.2
Asset Backed Obligations	3.1
Cash & Other	7.9
[10]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	DDCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$20	0.40%
[11]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 6,683,225,186
Holdings Count | $ / shares	1,625
Advisory Fees Paid, Amount	$ 11,787,837
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,683,225,186
Number of Holdings	1,625
Total Advisory Fees Paid	$11,787,837
Portfolio Turnover	21%
Effective Duration	5.51 years
Weighted Average Life	6.30 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.1
Agency	20.2
AAA	6.3
AA	3.7
A	8.3
BBB	17.5
BB	5.1
B and Below	7.7
Not Rated	3.0
Other	3.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.3
US Government and Agency Obligations	19.6
US Corporate Bonds	15.3
Non-Agency Residential Collateralized Mortgage Obligations	10.4
Affiliated Mutual Funds	7.9
Foreign Corporate Bonds	5.4
Non-Agency Commercial Mortgage Backed Obligations	4.9
Money Market Funds	3.2
Asset Backed Obligations	3.1
Cash & Other	7.9
[12]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.94%
[13]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 422,328,370
Holdings Count | $ / shares	156
Advisory Fees Paid, Amount	$ 1,511,627
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$422,328,370
Number of Holdings	156
Total Advisory Fees Paid	$1,511,627
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6
A	6.3
BBB	44.6
BB	36.2
B and Below	7.8
Not Rated	0.5
Other	4.0

Top Ten Holdings	(% of Net Assets)
Banco do Brasil SA/Cayman, 8.75%, 10/15/2025	2.2
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.1
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0
Mexico Government International Bond, 4.40%, 02/12/2052	2.0
MV24 Capital BV, 6.75%, 06/01/2034	1.9
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.8
Cosan Overseas Ltd., 8.25%, 12/29/2049	1.7
Cemex SAB de CV, 5.13%, 06/08/2026	1.7
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.6
[14]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$61	1.19%
[15]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 422,328,370
Holdings Count | $ / shares	156
Advisory Fees Paid, Amount	$ 1,511,627
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$422,328,370
Number of Holdings	156
Total Advisory Fees Paid	$1,511,627
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6
A	6.3
BBB	44.6
BB	36.2
B and Below	7.8
Not Rated	0.5
Other	4.0

Top Ten Holdings	(% of Net Assets)
Banco do Brasil SA/Cayman, 8.75%, 10/15/2025	2.2
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.1
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0
Mexico Government International Bond, 4.40%, 02/12/2052	2.0
MV24 Capital BV, 6.75%, 06/01/2034	1.9
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.8
Cosan Overseas Ltd., 8.25%, 12/29/2049	1.7
Cemex SAB de CV, 5.13%, 06/08/2026	1.7
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.6
[16]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class I
Trading Symbol	DBLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.44%
[17]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 6,319,810,181
Holdings Count | $ / shares	815
Advisory Fees Paid, Amount	$ 10,877,513
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,319,810,181
Number of Holdings	815
Total Advisory Fees Paid	$10,877,513
Portfolio Turnover	20%
Effective Duration	1.54 years
Weighted Average Life	2.53 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.8
Agency	4.7
AAA	36.5
AA	5.5
A	8.4
BBB	12.3
BB	1.8
B and Below	0.3
Not Rated	1.9
Other	3.8

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.4
Non-Agency Residential Collateralized Mortgage Obligations	14.3
Non-Agency Commercial Mortgage Backed Obligations	13.7
US Corporate Bonds	11.1
Collateralized Loan Obligations	11.0
Asset Backed Obligations	7.5
Foreign Corporate Bonds	6.6
US Government and Agency Mortgage Backed Obligations	5.0
Money Market Funds	4.2
Cash & Other	2.2
[18]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class N
Trading Symbol	DLSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$35	0.69%
[19]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 6,319,810,181
Holdings Count | $ / shares	815
Advisory Fees Paid, Amount	$ 10,877,513
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,319,810,181
Number of Holdings	815
Total Advisory Fees Paid	$10,877,513
Portfolio Turnover	20%
Effective Duration	1.54 years
Weighted Average Life	2.53 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.8
Agency	4.7
AAA	36.5
AA	5.5
A	8.4
BBB	12.3
BB	1.8
B and Below	0.3
Not Rated	1.9
Other	3.8

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.4
Non-Agency Residential Collateralized Mortgage Obligations	14.3
Non-Agency Commercial Mortgage Backed Obligations	13.7
US Corporate Bonds	11.1
Collateralized Loan Obligations	11.0
Asset Backed Obligations	7.5
Foreign Corporate Bonds	6.6
US Government and Agency Mortgage Backed Obligations	5.0
Money Market Funds	4.2
Cash & Other	2.2
[20]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class R6
Trading Symbol	DDLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$19	0.38%
[21]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 6,319,810,181
Holdings Count | $ / shares	815
Advisory Fees Paid, Amount	$ 10,877,513
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,319,810,181
Number of Holdings	815
Total Advisory Fees Paid	$10,877,513
Portfolio Turnover	20%
Effective Duration	1.54 years
Weighted Average Life	2.53 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.8
Agency	4.7
AAA	36.5
AA	5.5
A	8.4
BBB	12.3
BB	1.8
B and Below	0.3
Not Rated	1.9
Other	3.8

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.4
Non-Agency Residential Collateralized Mortgage Obligations	14.3
Non-Agency Commercial Mortgage Backed Obligations	13.7
US Corporate Bonds	11.1
Collateralized Loan Obligations	11.0
Asset Backed Obligations	7.5
Foreign Corporate Bonds	6.6
US Government and Agency Mortgage Backed Obligations	5.0
Money Market Funds	4.2
Cash & Other	2.2
[22]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Class I
Trading Symbol	DBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.78%
[23]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 112,336,678
Holdings Count | $ / shares	346
Advisory Fees Paid, Amount	$ 232,548
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$112,336,678
Number of Holdings	346
Total Advisory Fees Paid	$232,548
Portfolio Turnover	44%
Effective Duration	0.28 years
Weighted Average Life	4.51 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
BBB	6.7
BB	28.6
B and Below	55.3
Not Rated	1.4
Other	8.0

Sector Breakdown	(% of Net Assets)
Bank Loans	86.7
Money Market Funds	9.9
US Corporate Bonds	4.7
Foreign Corporate Bonds	0.5
Cash & Other	-1.8
[24]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Class N
Trading Symbol	DLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$53	1.03%
[25]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 112,336,678
Holdings Count | $ / shares	346
Advisory Fees Paid, Amount	$ 232,548
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$112,336,678
Number of Holdings	346
Total Advisory Fees Paid	$232,548
Portfolio Turnover	44%
Effective Duration	0.28 years
Weighted Average Life	4.51 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
BBB	6.7
BB	28.6
B and Below	55.3
Not Rated	1.4
Other	8.0

Sector Breakdown	(% of Net Assets)
Bank Loans	86.7
Money Market Funds	9.9
US Corporate Bonds	4.7
Foreign Corporate Bonds	0.5
Cash & Other	-1.8
[26]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class I
Trading Symbol	DSEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.54%
[27]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 3,478,589,463
Holdings Count | $ / shares	805
Advisory Fees Paid, Amount	$ 8,029,645
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,478,589,463
Number of Holdings	805
Total Advisory Fees Paid	$8,029,645
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	32.7
Agency	4.3
AAA	29.6
AA	5.8
A	6.8
BBB	11.8
BB	1.7
B and Below	3.3
Not Rated	2.9
Other	1.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	31.4
Non-Agency Residential Collateralized Mortgage Obligations	12.7
Non-Agency Commercial Mortgage Backed Obligations	11.2
Collateralized Loan Obligations	10.9
US Corporate Bonds	10.7
Asset Backed Obligations	7.6
US Government and Agency Mortgage Backed Obligations	4.5
Foreign Corporate Bonds	3.9
Total Return Swaps	3.4
Cash & Other	3.7

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.1
Real Estate	25.0
Materials	24.5
Consumer Staples	24.4
[28],[29]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class N
Trading Symbol	DSENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$41	0.79%
[30]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 3,478,589,463
Holdings Count | $ / shares	805
Advisory Fees Paid, Amount	$ 8,029,645
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,478,589,463
Number of Holdings	805
Total Advisory Fees Paid	$8,029,645
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	32.7
Agency	4.3
AAA	29.6
AA	5.8
A	6.8
BBB	11.8
BB	1.7
B and Below	3.3
Not Rated	2.9
Other	1.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	31.4
Non-Agency Residential Collateralized Mortgage Obligations	12.7
Non-Agency Commercial Mortgage Backed Obligations	11.2
Collateralized Loan Obligations	10.9
US Corporate Bonds	10.7
Asset Backed Obligations	7.6
US Government and Agency Mortgage Backed Obligations	4.5
Foreign Corporate Bonds	3.9
Total Return Swaps	3.4
Cash & Other	3.7

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.1
Real Estate	25.0
Materials	24.5
Consumer Staples	24.4
[31],[32]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class R6
Trading Symbol	DDCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$26	0.49%
[33]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 3,478,589,463
Holdings Count | $ / shares	805
Advisory Fees Paid, Amount	$ 8,029,645
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,478,589,463
Number of Holdings	805
Total Advisory Fees Paid	$8,029,645
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	32.7
Agency	4.3
AAA	29.6
AA	5.8
A	6.8
BBB	11.8
BB	1.7
B and Below	3.3
Not Rated	2.9
Other	1.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	31.4
Non-Agency Residential Collateralized Mortgage Obligations	12.7
Non-Agency Commercial Mortgage Backed Obligations	11.2
Collateralized Loan Obligations	10.9
US Corporate Bonds	10.7
Asset Backed Obligations	7.6
US Government and Agency Mortgage Backed Obligations	4.5
Foreign Corporate Bonds	3.9
Total Return Swaps	3.4
Cash & Other	3.7

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.1
Real Estate	25.0
Materials	24.5
Consumer Staples	24.4
[34],[35]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class I
Trading Symbol	DFLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.73%
[36]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 1,360,660,256
Holdings Count | $ / shares	1,223
Advisory Fees Paid, Amount	$ 3,870,312
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,360,660,256
Number of Holdings	1,223
Total Advisory Fees Paid	$3,870,312
Portfolio Turnover	27%
Effective Duration	1.76 years
Weighted Average Life	4.03 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	14.7
Agency	10.7
AAA	10.0
AA	3.1
A	6.6
BBB	24.3
BB	11.6
B and Below	11.9
Not Rated	4.3
Other	2.8

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.0
Collateralized Loan Obligations	13.6
US Government and Agency Mortgage Backed Obligations	13.5
Non-Agency Commercial Mortgage Backed Obligations	10.7
Bank Loans	10.6
U.S. Treasury Bills	8.9
Asset Backed Obligations	6.3
Foreign Corporate Bonds	4.4
US Corporate Bonds	4.1
Cash & Other	10.9
[37]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class N
Trading Symbol	DLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$50	0.98%
[38]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 1,360,660,256
Holdings Count | $ / shares	1,223
Advisory Fees Paid, Amount	$ 3,870,312
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,360,660,256
Number of Holdings	1,223
Total Advisory Fees Paid	$3,870,312
Portfolio Turnover	27%
Effective Duration	1.76 years
Weighted Average Life	4.03 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	14.7
Agency	10.7
AAA	10.0
AA	3.1
A	6.6
BBB	24.3
BB	11.6
B and Below	11.9
Not Rated	4.3
Other	2.8

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.0
Collateralized Loan Obligations	13.6
US Government and Agency Mortgage Backed Obligations	13.5
Non-Agency Commercial Mortgage Backed Obligations	10.7
Bank Loans	10.6
U.S. Treasury Bills	8.9
Asset Backed Obligations	6.3
Foreign Corporate Bonds	4.4
US Corporate Bonds	4.1
Cash & Other	10.9
[39]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class R6
Trading Symbol	DFFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$35	0.68%
[40]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,360,660,256
Holdings Count | $ / shares	1,223
Advisory Fees Paid, Amount	$ 3,870,312
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,360,660,256
Number of Holdings	1,223
Total Advisory Fees Paid	$3,870,312
Portfolio Turnover	27%
Effective Duration	1.76 years
Weighted Average Life	4.03 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	14.7
Agency	10.7
AAA	10.0
AA	3.1
A	6.6
BBB	24.3
BB	11.6
B and Below	11.9
Not Rated	4.3
Other	2.8

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.0
Collateralized Loan Obligations	13.6
US Government and Agency Mortgage Backed Obligations	13.5
Non-Agency Commercial Mortgage Backed Obligations	10.7
Bank Loans	10.6
U.S. Treasury Bills	8.9
Asset Backed Obligations	6.3
Foreign Corporate Bonds	4.4
US Corporate Bonds	4.1
Cash & Other	10.9
[41]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
[42]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 128,225,425
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 218,234
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$128,225,425
Number of Holdings	90
Total Advisory Fees Paid	$218,234
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.4
A	11.7
BBB	51.5
BB	32.4
B and Below	1.8
Not Rated	0.2
Other	2.0

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 0.00%, 01/25/2028	3.1
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.7
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.5
Banco de Bogota SA, 6.25%, 05/12/2026	2.5
Pertamina Persero PT, 1.40%, 02/09/2026	2.5
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.4
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.3
Guatemala Government Bond, 4.50%, 05/03/2026	2.3
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	2.2
Bioceanico Sovereign Certificate Ltd., 06/05/2034	2.0
[43]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DELNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$43	0.84%
[44]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 128,225,425
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 218,234
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$128,225,425
Number of Holdings	90
Total Advisory Fees Paid	$218,234
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.4
A	11.7
BBB	51.5
BB	32.4
B and Below	1.8
Not Rated	0.2
Other	2.0

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 0.00%, 01/25/2028	3.1
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.7
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.5
Banco de Bogota SA, 6.25%, 05/12/2026	2.5
Pertamina Persero PT, 1.40%, 02/09/2026	2.5
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.4
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.3
Guatemala Government Bond, 4.50%, 05/03/2026	2.3
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	2.2
Bioceanico Sovereign Certificate Ltd., 06/05/2034	2.0
[45]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.50%
[46]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 54,466,630
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 22,182
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$54,466,630
Number of Holdings	60
Total Advisory Fees Paid	$22,182
Portfolio Turnover	36%
Effective Duration	13.79 years
Weighted Average Life	9.82 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	69.8
Other	6.9

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	92.4
Money Market Funds	11.1
Futures Contracts	0.6
Cash & Other	-4.1
[47]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$38	0.75%
[48]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 54,466,630
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 22,182
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$54,466,630
Number of Holdings	60
Total Advisory Fees Paid	$22,182
Portfolio Turnover	36%
Effective Duration	13.79 years
Weighted Average Life	9.82 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	69.8
Other	6.9

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	92.4
Money Market Funds	11.1
Futures Contracts	0.6
Cash & Other	-4.1
[49]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class I
Trading Symbol	DBCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	1.10%
[50]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 73,497,511
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 301,628
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$73,497,511
Number of Holdings	12
Total Advisory Fees Paid	$301,628
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	31.7
Grains	18.9
Livestock	6.1
Metals	35.0
Softs	8.3

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.8
Tactical Commodity Exposure	20.2

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	48.7
Short Commodity Allocation	51.3
[51],[52]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class N
Trading Symbol	DLCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$68	1.35%
[53]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 73,497,511
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 301,628
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$73,497,511
Number of Holdings	12
Total Advisory Fees Paid	$301,628
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	31.7
Grains	18.9
Livestock	6.1
Metals	35.0
Softs	8.3

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.8
Tactical Commodity Exposure	20.2

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	48.7
Short Commodity Allocation	51.3
[54],[55]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class I
Trading Symbol	DBLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.61%
[56]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 246,943,254
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 485,962
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$246,943,254
Number of Holdings	59
Total Advisory Fees Paid	$485,962
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	36.7
AAA	14.9
AA	17.3
A	15.6
BBB	8.9
BB	4.8
Other	1.8

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.88%, 11/15/2030	4.9
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.8
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.2
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.8
Republic of South Africa Government Bond, 8.88%, 02/28/2035	3.6
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.3
Spain Government Bond, 0.50%, 04/30/2030	3.1
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	3.1
United Kingdom Gilt, 4.38%, 03/07/2030	2.8
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
[57]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class N
Trading Symbol	DLGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$45	0.87%
[58]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 246,943,254
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 485,962
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$246,943,254
Number of Holdings	59
Total Advisory Fees Paid	$485,962
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	36.7
AAA	14.9
AA	17.3
A	15.6
BBB	8.9
BB	4.8
Other	1.8

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.88%, 11/15/2030	4.9
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.8
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.2
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.8
Republic of South Africa Government Bond, 8.88%, 02/28/2035	3.6
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.3
Spain Government Bond, 0.50%, 04/30/2030	3.1
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	3.1
United Kingdom Gilt, 4.38%, 03/07/2030	2.8
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
[59]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Infrastructure Income Fund
Class Name	Class I
Trading Symbol	BILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
[60]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 352,656,402
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 868,188
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$352,656,402
Number of Holdings	98
Total Advisory Fees Paid	$868,188
Portfolio Turnover	22%
Effective Duration	4.89 years
Weighted Average Life	7.43 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	1.2
AAA	0.2
AA	3.8
A	25.8
BBB	59.7
BB	6.1
Other	3.2

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	48.3
US Corporate Bonds	42.7
Foreign Corporate Bonds	3.9
Money Market Funds	2.9
US Government and Agency Obligations	1.1
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8
Cash & Other	0.3
[61]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Infrastructure Income Fund
Class Name	Class N
Trading Symbol	BILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$44	0.86%
[62]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 352,656,402
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 868,188
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$352,656,402
Number of Holdings	98
Total Advisory Fees Paid	$868,188
Portfolio Turnover	22%
Effective Duration	4.89 years
Weighted Average Life	7.43 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	1.2
AAA	0.2
AA	3.8
A	25.8
BBB	59.7
BB	6.1
Other	3.2

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	48.3
US Corporate Bonds	42.7
Foreign Corporate Bonds	3.9
Money Market Funds	2.9
US Government and Agency Obligations	1.1
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8
Cash & Other	0.3
[63]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class I
Trading Symbol	DSEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$34	0.64%
[64]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 33,623,551
Holdings Count | $ / shares	281
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$33,623,551
Number of Holdings	281
Total Advisory Fees Paid	$0
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.6
Agency	4.5
AAA	29.7
AA	5.0
A	8.6
BBB	11.6
BB	1.2
B and Below	6.7
Not Rated	2.7
Other	4.4

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	23.5
Non-Agency Residential Collateralized Mortgage Obligations	13.8
US Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.6
Collateralized Loan Obligations	10.6
Asset Backed Obligations	6.5
Money Market Funds	5.5
Forwards	5.4
US Government and Agency Mortgage Backed Obligations	4.1
Cash & Other	4.4

CAPE Sector Breakdown*	(% of Net Assets)
Information Technology	27.2
Consumer Discretionary	25.1
Materials	24.5
Consumer Staples	23.2
[65],[66]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class N
Trading Symbol	DLEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$47	0.89%
[67]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 33,623,551
Holdings Count | $ / shares	281
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$33,623,551
Number of Holdings	281
Total Advisory Fees Paid	$0
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	25.6
Agency	4.5
AAA	29.7
AA	5.0
A	8.6
BBB	11.6
BB	1.2
B and Below	6.7
Not Rated	2.7
Other	4.4

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	23.5
Non-Agency Residential Collateralized Mortgage Obligations	13.8
US Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.6
Collateralized Loan Obligations	10.6
Asset Backed Obligations	6.5
Money Market Funds	5.5
Forwards	5.4
US Government and Agency Mortgage Backed Obligations	4.1
Cash & Other	4.4

CAPE Sector Breakdown*	(% of Net Assets)
Information Technology	27.2
Consumer Discretionary	25.1
Materials	24.5
Consumer Staples	23.2
[68],[69]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class I
Trading Symbol	DBELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.90%
[70]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 225,833,354
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 370,272
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$225,833,354
Number of Holdings	53
Total Advisory Fees Paid	$370,272
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	13.2
AA	4.5
A	13.2
BBB	40.7
BB	24.2
Other	4.2

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.2
South African Rand	12.9
Brazilian Real	11.1
Indonesian Rupiah	10.4
Hungarian Forint	8.0
Indian Rupee	7.0
Malaysian Ringgit	4.6
Thai Baht	4.5
Czech Republic Koruna	4.4
Peruvian Sol	4.4
Polish Zloty	4.4
United States Dollar	4.4
Singapore Dollar	3.8
Colombian Peso	2.9
Romanian Leu	2.1
Chilean Peso	1.5
Chinese Yuan Renminbi	0.3
Israeli Shekel	0.1
[71]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class N
Trading Symbol	DLELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$61	1.15%
[72]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 225,833,354
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 370,272
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$225,833,354
Number of Holdings	53
Total Advisory Fees Paid	$370,272
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	13.2
AA	4.5
A	13.2
BBB	40.7
BB	24.2
Other	4.2

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.2
South African Rand	12.9
Brazilian Real	11.1
Indonesian Rupiah	10.4
Hungarian Forint	8.0
Indian Rupee	7.0
Malaysian Ringgit	4.6
Thai Baht	4.5
Czech Republic Koruna	4.4
Peruvian Sol	4.4
Polish Zloty	4.4
United States Dollar	4.4
Singapore Dollar	3.8
Colombian Peso	2.9
Romanian Leu	2.1
Chilean Peso	1.5
Chinese Yuan Renminbi	0.3
Israeli Shekel	0.1
[73]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Securitized Credit Fund*
Class Name	Class I
Trading Symbol	DBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Securitized Credit Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.65%
[74]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 125,825,175
Holdings Count | $ / shares	231
Advisory Fees Paid, Amount	$ 177,509
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,825,175
Number of Holdings	231
Total Advisory Fees Paid	$177,509
Portfolio Turnover	34%
Effective Duration	1.51 years
Weighted Average Life	4.55 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	10.4
Agency	13.3
AAA	17.3
AA	4.1
A	7.3
BBB	27.3
BB	5.6
B and Below	3.3
Not Rated	6.3
Other	5.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	23.6
Non-Agency Residential Collateralized Mortgage Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	19.8
Collateralized Loan Obligations	15.1
Asset Backed Obligations	13.3
Money Market Funds	6.5
Cash & Other	-0.8
[75]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Securitized Credit Fund*
Class Name	Class N
Trading Symbol	DBLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Securitized Credit Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$46	0.90%
[76]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 125,825,175
Holdings Count | $ / shares	231
Advisory Fees Paid, Amount	$ 177,509
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$125,825,175
Number of Holdings	231
Total Advisory Fees Paid	$177,509
Portfolio Turnover	34%
Effective Duration	1.51 years
Weighted Average Life	4.55 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
Government	10.4
Agency	13.3
AAA	17.3
AA	4.1
A	7.3
BBB	27.3
BB	5.6
B and Below	3.3
Not Rated	6.3
Other	5.1

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	23.6
Non-Agency Residential Collateralized Mortgage Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	19.8
Collateralized Loan Obligations	15.1
Asset Backed Obligations	13.3
Money Market Funds	6.5
Cash & Other	-0.8
[77]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025

[1]
*	Annualized

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
*	Annualized

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Annualized

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Annualized

[8]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[9]
*	Annualized

[10]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[11]
*	Annualized

[12]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[13]
*	Annualized

[14]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[15]
*	Annualized

[16]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[17]
*	Annualized

[18]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[19]
*	Annualized

[20]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[21]
*	Annualized

[22]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[23]
*	Annualized

[24]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[25]
*	Annualized

[26]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[27]
*	Annualized

[28]
*	The Fund gained exposure to these allocations through the use of swap contracts

[29]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[30]
*	Annualized

[31]
*	The Fund gained exposure to these allocations through the use of swap contracts

[32]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[33]
*	Annualized

[34]
*	The Fund gained exposure to these allocations through the use of swap contracts

[35]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[36]
*	Annualized

[37]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[38]
*	Annualized

[39]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[40]
*	Annualized

[41]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[42]
*	Annualized

[43]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[44]
*	Annualized

[45]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[46]
*	Annualized

[47]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[48]
*	Annualized

[49]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[50]
*	Annualized

[51]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[52]
*	The Fund gained exposure to these allocations through the use of swap contracts

[53]
*	Annualized

[54]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[55]
*	The Fund gained exposure to these allocations through the use of swap contracts

[56]
*	Annualized

[57]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[58]
*	Annualized

[59]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[60]
*	Annualized

[61]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[62]
*	Annualized

[63]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[64]
*	Annualized

[65]
*	The Fund gained exposure to these allocations through the use of swap contracts

[66]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[67]
*	Annualized

[68]
*	The Fund gained exposure to these allocations through the use of swap contracts

[69]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[70]
*	Annualized

[71]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[72]
*	Annualized

[73]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[74]
*	Annualized

[75]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[76]
*	Annualized

[77]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.